Quarterly Holdings Report
for
Fidelity® Series Small Cap Opportunities Fund
April 30, 2023
SMO-NPRT3-0623
1.847958.116
Common Stocks - 97.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.6%
Entertainment - 0.3%
Vivid Seats, Inc. Class A (a)(b)	1,974,816	14,179,179
Interactive Media & Services - 0.3%
Ziff Davis, Inc. (a)	183,500	13,421,190
Media - 0.9%
Nexstar Broadcasting Group, Inc. Class A	128,300	22,253,635
TechTarget, Inc. (a)	190,948	6,509,417
Thryv Holdings, Inc. (a)	697,500	15,665,850
		44,428,902
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	401,800	5,388,138
TOTAL COMMUNICATION SERVICES		77,417,409
CONSUMER DISCRETIONARY - 13.2%
Automobile Components - 2.2%
Adient PLC (a)	885,300	32,702,982
Fox Factory Holding Corp. (a)	262,879	29,145,395
LCI Industries (b)	176,300	19,914,848
Patrick Industries, Inc.	294,800	20,232,124
		101,995,349
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A	1,200,620	14,875,682
Strategic Education, Inc. (b)	132,600	11,668,800
		26,544,482
Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc. (a)	567,725	22,663,582
Churchill Downs, Inc.	184,400	53,942,532
Everi Holdings, Inc. (a)	724,800	11,016,960
Hilton Grand Vacations, Inc. (a)	391,500	16,756,200
		104,379,274
Household Durables - 2.0%
Green Brick Partners, Inc. (a)	510,347	19,020,633
M.D.C. Holdings, Inc.	343,250	14,062,953
Skyline Champion Corp. (a)	566,998	42,054,242
Tempur Sealy International, Inc.	511,100	19,150,917
		94,288,745
Leisure Products - 0.5%
Acushnet Holdings Corp. (b)	228,700	11,464,731
Clarus Corp. (b)	1,311,984	12,765,604
		24,230,335
Specialty Retail - 3.5%
Academy Sports & Outdoors, Inc. (b)	1,350,372	85,775,631
Dick's Sporting Goods, Inc.	196,950	28,559,720
Murphy U.S.A., Inc. (b)	149,191	41,061,839
Upbound Group, Inc.	342,052	9,119,106
		164,516,296
Textiles, Apparel & Luxury Goods - 2.2%
Capri Holdings Ltd. (a)	367,500	15,251,250
Crocs, Inc. (a)	339,900	42,035,433
Deckers Outdoor Corp. (a)	43,500	20,851,290
Kontoor Brands, Inc. (b)	570,400	25,764,968
		103,902,941
TOTAL CONSUMER DISCRETIONARY		619,857,422
CONSUMER STAPLES - 4.0%
Beverages - 0.6%
Primo Water Corp.	1,704,600	25,892,874
Consumer Staples Distribution & Retail - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	426,817	32,596,014
Performance Food Group Co. (a)	471,500	29,558,335
Sprouts Farmers Market LLC (a)	430,100	14,907,266
		77,061,615
Food Products - 1.4%
Flowers Foods, Inc.	384,400	10,574,844
Nomad Foods Ltd. (a)	2,180,078	40,985,466
The Simply Good Foods Co. (a)	455,400	16,562,898
		68,123,208
Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	491,433	17,686,674
TOTAL CONSUMER STAPLES		188,764,371
ENERGY - 6.6%
Energy Equipment & Services - 1.9%
Championx Corp.	818,700	22,170,396
Liberty Oilfield Services, Inc. Class A	2,918,154	37,381,553
TechnipFMC PLC (a)	2,243,700	30,716,253
		90,268,202
Oil, Gas & Consumable Fuels - 4.7%
Antero Resources Corp. (a)	1,186,226	27,271,336
Denbury, Inc. (a)	872,800	81,502,064
Enviva, Inc. (b)	228,160	4,905,440
HF Sinclair Corp.	618,590	27,286,005
Magnolia Oil & Gas Corp. Class A	1,053,500	22,249,920
Northern Oil & Gas, Inc. (b)	1,767,545	58,629,468
		221,844,233
TOTAL ENERGY		312,112,435
FINANCIALS - 13.8%
Banks - 6.5%
East West Bancorp, Inc.	288,200	14,897,058
First Bancorp, Puerto Rico	2,943,500	34,586,125
Glacier Bancorp, Inc. (b)	462,450	15,367,214
Independent Bank Group, Inc.	364,900	13,275,062
Metropolitan Bank Holding Corp. (a)	218,500	7,011,665
PacWest Bancorp	638,200	6,477,730
Pathward Financial, Inc.	862,002	38,384,949
Pinnacle Financial Partners, Inc.	266,100	14,430,603
Preferred Bank, Los Angeles	293,650	14,118,692
Synovus Financial Corp.	1,666,495	51,328,046
Trico Bancshares	783,380	28,052,838
United Community Bank, Inc.	1,694,200	42,185,580
Webster Financial Corp.	462,571	17,253,898
Western Alliance Bancorp.	194,850	7,232,832
		304,602,292
Capital Markets - 2.6%
Houlihan Lokey	407,979	37,281,121
Lazard Ltd. Class A	962,340	30,121,242
LPL Financial	76,350	15,944,934
TMX Group Ltd.	405,864	41,106,143
		124,453,440
Consumer Finance - 0.7%
FirstCash Holdings, Inc.	327,524	33,744,798
Financial Services - 1.6%
Essent Group Ltd.	1,122,800	47,685,316
Walker & Dunlop, Inc.	404,516	27,227,972
		74,913,288
Insurance - 2.4%
First American Financial Corp.	335,200	19,310,872
Genworth Financial, Inc. Class A (a)	2,585,800	15,023,498
Primerica, Inc.	276,580	50,478,616
Selective Insurance Group, Inc.	297,457	28,654,033
		113,467,019
TOTAL FINANCIALS		651,180,837
HEALTH CARE - 16.4%
Biotechnology - 6.9%
ALX Oncology Holdings, Inc. (a)	337,600	2,005,344
Arcellx, Inc. (a)	336,300	14,353,284
Arcutis Biotherapeutics, Inc. (a)(b)	949,700	13,143,848
Argenx SE ADR (a)	55,500	21,527,340
Ascendis Pharma A/S sponsored ADR (a)	96,248	6,733,510
Astria Therapeutics, Inc. (a)	627,223	8,185,260
Blueprint Medicines Corp. (a)	496,500	25,346,325
Celldex Therapeutics, Inc. (a)	337,200	10,601,568
Cerevel Therapeutics Holdings (a)	450,200	13,073,808
Cytokinetics, Inc. (a)	601,145	22,482,823
Day One Biopharmaceuticals, Inc. (a)(b)	650,316	8,063,918
Icosavax, Inc. (a)	807,100	4,447,121
Janux Therapeutics, Inc. (a)(b)	569,489	8,724,571
Karuna Therapeutics, Inc. (a)	38,074	7,555,405
Keros Therapeutics, Inc. (a)	392,000	17,387,160
Madrigal Pharmaceuticals, Inc. (a)	18,164	5,667,168
Morphic Holding, Inc. (a)	288,262	13,623,262
PepGen, Inc.	557,637	8,414,742
Prothena Corp. PLC (a)	44,924	2,363,901
PTC Therapeutics, Inc. (a)	372,993	20,566,834
Scholar Rock Holding Corp. warrants 12/31/25 (a)(c)	18,825	36,654
Tango Therapeutics, Inc. (a)	1,489,776	5,065,238
Tyra Biosciences, Inc. (a)	572,300	8,109,491
Vaxcyte, Inc. (a)	338,340	14,491,102
Vera Therapeutics, Inc. (a)	1,023,003	6,802,970
Verve Therapeutics, Inc. (a)(b)	576,270	9,179,981
Viking Therapeutics, Inc. (a)	694,700	14,804,057
Xenon Pharmaceuticals, Inc. (a)	480,030	19,335,608
Zentalis Pharmaceuticals, Inc. (a)	624,196	13,751,038
		325,843,331
Health Care Equipment & Supplies - 3.2%
CONMED Corp. (b)	91,400	11,477,098
Envista Holdings Corp. (a)	648,197	24,949,103
Haemonetics Corp. (a)	399,695	33,458,468
Inspire Medical Systems, Inc. (a)	49,615	13,278,462
Integer Holdings Corp. (a)	210,220	17,311,617
Shockwave Medical, Inc. (a)	73,300	21,268,728
TransMedics Group, Inc. (a)	391,747	30,987,188
		152,730,664
Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc. (a)	336,649	24,336,356
agilon health, Inc. (a)	1,108,699	26,908,125
Molina Healthcare, Inc. (a)	84,751	25,246,475
R1 Rcm, Inc.	1,221,743	19,046,973
Surgery Partners, Inc. (a)	663,892	26,329,957
Tenet Healthcare Corp. (a)	205,840	15,092,189
The Oncology Institute, Inc. (a)	591,795	301,815
		137,261,890
Health Care Technology - 0.6%
Evolent Health, Inc. (a)	825,731	30,064,866
Life Sciences Tools & Services - 0.6%
Olink Holding AB ADR (a)	556,495	12,003,597
Syneos Health, Inc. (a)	361,591	14,196,063
		26,199,660
Pharmaceuticals - 2.2%
Acelyrin, Inc. (d)	541,165	3,366,046
Acelyrin, Inc. rights (a)(d)	65,759	388,636
Axsome Therapeutics, Inc. (a)(b)	161,748	11,569,834
DICE Therapeutics, Inc. (a)	326,800	10,621,000
Edgewise Therapeutics, Inc. (a)	1,268,159	11,121,754
Enliven Therapeutics, Inc. (a)	267,106	5,085,698
Intra-Cellular Therapies, Inc. (a)	350,369	21,775,433
Structure Therapeutics, Inc. ADR	30,906	774,195
Terns Pharmaceuticals, Inc. (a)	1,103,200	14,396,760
Ventyx Biosciences, Inc. (a)	477,640	17,959,264
Verona Pharma PLC ADR (a)	220,155	4,612,247
		101,670,867
TOTAL HEALTH CARE		773,771,278
INDUSTRIALS - 18.4%
Building Products - 2.2%
Builders FirstSource, Inc. (a)	410,949	38,945,637
Masonite International Corp. (a)	262,734	24,016,515
Simpson Manufacturing Co. Ltd.	313,299	39,406,748
		102,368,900
Commercial Services & Supplies - 0.8%
Casella Waste Systems, Inc. Class A (a)	236,832	21,078,048
The Brink's Co.	240,000	15,084,000
		36,162,048
Construction & Engineering - 3.6%
Comfort Systems U.S.A., Inc.	242,222	36,209,767
Construction Partners, Inc. Class A (a)	387,855	10,060,959
Dycom Industries, Inc. (a)	184,010	17,043,006
EMCOR Group, Inc.	277,560	47,462,760
Granite Construction, Inc.	880,800	33,584,904
IES Holdings, Inc. (a)	614,418	26,536,713
		170,898,109
Electrical Equipment - 1.5%
Atkore, Inc. (a)	440,724	55,676,663
Fluence Energy, Inc. (a)(b)	272,000	4,912,320
Regal Rexnord Corp.	36,700	4,776,872
Thermon Group Holdings, Inc. (a)	303,446	6,305,608
		71,671,463
Machinery - 3.4%
Federal Signal Corp.	811,428	41,691,171
ITT, Inc.	201,400	17,006,216
Kadant, Inc.	98,256	18,258,912
SPX Technologies, Inc. (a)	676,844	43,101,426
Terex Corp.	597,600	26,646,984
Timken Co.	183,900	14,132,715
		160,837,424
Professional Services - 4.8%
ASGN, Inc. (a)	427,892	30,632,788
CACI International, Inc. Class A (a)	63,900	20,021,148
CRA International, Inc. (b)	157,574	16,567,330
ExlService Holdings, Inc. (a)	301,976	53,866,479
FTI Consulting, Inc. (a)	62,946	11,361,753
KBR, Inc.	407,000	23,089,110
NV5 Global, Inc. (a)	167,095	15,828,909
TriNet Group, Inc. (a)(b)	105,800	9,816,124
WNS Holdings Ltd. sponsored ADR (a)	509,390	45,931,696
		227,115,337
Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc. (a)	364,457	21,933,022
Finning International, Inc.	545,250	14,129,776
GMS, Inc. (a)	300,400	17,441,224
Rush Enterprises, Inc. Class A	809,801	43,008,531
		96,512,553
TOTAL INDUSTRIALS		865,565,834
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 0.5%
Extreme Networks, Inc. (a)	1,210,300	21,519,134
Electronic Equipment, Instruments & Components - 3.8%
Advanced Energy Industries, Inc.	532,299	46,043,864
Fabrinet (a)	395,156	37,520,062
Insight Enterprises, Inc. (a)	393,207	47,558,387
Napco Security Technologies, Inc. (a)	341,900	10,598,900
TD SYNNEX Corp.	426,900	38,011,176
		179,732,389
IT Services - 0.9%
Endava PLC ADR (a)	399,303	22,987,874
Perficient, Inc. (a)	295,752	19,200,220
		42,188,094
Semiconductors & Semiconductor Equipment - 2.5%
Axcelis Technologies, Inc. (a)	357,800	42,327,740
MACOM Technology Solutions Holdings, Inc. (a)	572,300	33,387,982
Onto Innovation, Inc. (a)	302,092	24,463,410
Synaptics, Inc. (a)	178,800	15,834,528
		116,013,660
Software - 2.8%
Five9, Inc. (a)	121,300	7,865,092
Intapp, Inc. (a)	595,218	23,999,190
Manhattan Associates, Inc. (a)	74,500	12,343,160
NCR Corp. (a)	324,900	7,242,021
Qualys, Inc. (a)	144,300	16,297,242
Rapid7, Inc. (a)	175,300	8,521,333
SPS Commerce, Inc. (a)	152,150	22,411,695
Tenable Holdings, Inc. (a)	951,900	35,210,781
		133,890,514
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. (a)	612,548	18,076,291
TOTAL INFORMATION TECHNOLOGY		511,420,082
MATERIALS - 5.9%
Chemicals - 0.8%
Element Solutions, Inc.	1,269,217	23,036,289
Tronox Holdings PLC	999,647	13,685,167
		36,721,456
Construction Materials - 0.9%
Eagle Materials, Inc.	300,000	44,463,000
Containers & Packaging - 0.5%
O-I Glass, Inc. (a)	1,068,600	24,011,442
Metals & Mining - 2.9%
Arconic Corp. (a)	513,900	12,719,025
Commercial Metals Co.	1,355,030	63,266,351
Constellium NV (a)	2,415,745	35,873,813
Lundin Mining Corp.	3,127,600	23,892,431
		135,751,620
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.	291,700	17,426,158
Sylvamo Corp. (b)	390,900	17,911,038
		35,337,196
TOTAL MATERIALS		276,284,714
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.2%
EastGroup Properties, Inc.	163,000	27,149,280
Elme Communities (SBI)	1,691,000	29,135,930
Equity Commonwealth	429,300	8,895,096
Essential Properties Realty Trust, Inc.	1,870,900	46,304,775
Lamar Advertising Co. Class A	205,400	21,706,672
LXP Industrial Trust (REIT)	3,529,999	33,181,991
Sunstone Hotel Investors, Inc.	1,991,900	18,982,807
Terreno Realty Corp.	223,796	13,783,596
		199,140,147
Real Estate Management & Development - 0.8%
Cushman & Wakefield PLC (a)	1,330,700	13,107,395
Jones Lang LaSalle, Inc. (a)	174,200	24,220,768
		37,328,163
TOTAL REAL ESTATE		236,468,310
UTILITIES - 2.1%
Electric Utilities - 0.5%
IDACORP, Inc.	195,600	21,735,072
Gas Utilities - 1.6%
Brookfield Infrastructure Corp. A Shares	1,299,066	55,340,212
ONE Gas, Inc. (b)	284,900	21,923,055
		77,263,267
TOTAL UTILITIES		98,998,339
TOTAL COMMON STOCKS (Cost $3,807,309,981)		4,611,841,031

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.3%
Biotechnology - 0.1%
Dianthus Therapeutics, Inc. Series A (a)(c)(d)	1,102,127	4,783,231
Health Care Providers & Services - 0.1%
Boundless Bio, Inc. Series C (c)(d)	4,913,490	3,439,443
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (a)(c)(d)	733,075	4,039,243
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,271,794)		12,261,917

Money Market Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	61,580,235	61,592,551
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	185,600,766	185,619,327
TOTAL MONEY MARKET FUNDS (Cost $247,211,877)		247,211,878

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $4,066,793,652)	4,871,314,826
NET OTHER ASSETS (LIABILITIES) - (3.4)% (g)	(158,967,605)
NET ASSETS - 100.0%	4,712,347,221

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	230	Jun 2023	20,410,200	5,909	5,909

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,298,571 or 0.3% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $1,426,000 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aristea Therapeutics, Inc. Series B	10/06/20 - 7/27/21	4,041,955

Boundless Bio, Inc. Series C	4/05/23	3,439,443

Dianthus Therapeutics, Inc. Series A	4/06/22	4,790,395

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	56,163,679	1,179,943,173	1,174,514,301	1,552,854	-	-	61,592,551	0.2%
Fidelity Securities Lending Cash Central Fund 4.88%	83,308,212	1,301,104,413	1,198,793,298	428,207	-	-	185,619,327	0.6%
Total	139,471,891	2,481,047,586	2,373,307,599	1,981,061	-	-	247,211,878

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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